Document and Entity Information	0 Months Ended
Jun. 01, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jun. 01, 2015
Registrant Name	GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS INC
Central Index Key	0000702172
Amendment Flag	false
Document Creation Date	Jun. 01, 2015
Document Effective Date	Jun. 01, 2015
Prospectus Date	Apr. 01, 2015
General Government Securities Money Market Fund | Class A
Risk/Return:
Trading Symbol	GGSXX
General Government Securities Money Market Fund | Class B
Risk/Return:
Trading Symbol	GSBXX
General Treasury Prime Money Market Fund | Class A
Risk/Return:
Trading Symbol	GTAXX
General Treasury Prime Money Market Fund | Class B
Risk/Return:
Trading Symbol	GTBXX